WINTERGREEN FUND, INC.
WINTERGREEN FUND, INC.
Investment Objective
The investment objective of Wintergreen Fund, Inc. (the “Fund”) is capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - WINTERGREEN FUND, INC.	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of amount reinvested)	none	none
Redemption Fee (as a percentage of amount redeemed on shares held for 60 calendar days or less)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - WINTERGREEN FUND, INC.	Investor Class	Institutional Class
Management Fees	1.50%	1.50%
Distribution and/or Service (12b-1) Fees	0.25%	none
Other Expenses	0.25%	0.25%
Total Annual Fund Operating Expenses	2.00%	1.75%	[1]
[1]	This table does not reflect the application of the expense limitation agreement discussed under "Management - Investment Manager," pursuant to which Wintergreen Advisers, LLC (the "Investment Manager"), the Fund's investment manager, has voluntarily agreed to waive its investment management fee or reimburse the Fund to the extent necessary to ensure that total annual fund operating expenses for Investor Class and Institutional Class shares do not exceed 1.95% and 1.70%, respectively.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% rate of return each year and that the Fund’s operating expenses remain the same each year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - WINTERGREEN FUND, INC. - USD ($)	1 year	3 years	5 years	10 Years
Investor Class	203	627	1,078	2,327
Institutional Class	178	551	949	2,062

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal market conditions, the Fund invests mainly in equity securities of companies that the Investment Manager believes are available at market prices less than their intrinsic value.

The Investment Manager will follow a global value approach to investing. The Fund intends to trade in securities of U.S. or non-U.S. companies that the Investment Manager believes trade at a discount to intrinsic value. The Fund may invest in securities of companies that are, or are about to be, involved in reorganizations, financial restructurings or bankruptcy, which may involve the purchase of bank debt, lower-rated or defaulted debt securities (including so-called “junk bonds”), comparable unrated debt securities, or other indebtedness (or participations in the indebtedness) of such companies. The Fund may also participate in arbitrage opportunities. While the Fund generally purchases securities for investment purposes, the Investment Manager may take an activist role with respect to a portfolio company of the Fund by seeking to influence or control management of such company, or by investing Fund assets in other companies that do so when the Investment Manager believes the Fund may benefit.

With an emphasis on equity securities believed by the Investment Manager to be undervalued, risk arbitrage, other arbitrage transactions and distressed companies, the Fund will focus its investments in areas where the Investment Manager finds the most compelling opportunities at any given moment and on situations that, in the Investment Manager’s opinion, have the potential for capital appreciation. The Investment Manager will examine each security separately and will not apply a predetermined formula. In order to maintain investment flexibility, the Investment Manager has not established guidelines as to the size of an issuer, its earnings, or the industry in which it operates in order for a security to be included or excluded for purchase by the Fund.

The Fund may also engage in hedging strategies. Hedging strategies designed to reduce potential loss as a result of certain economic or market risks, including risks related to fluctuations in interest rates, currency exchange rates, and broad or specific market movements, may be used. To the extent that the Fund engages in currency hedging strategies, the Fund will primarily engage in forward foreign currency exchange contracts (“forward contracts”).

The Fund may also engage in other currency transactions, such as currency futures contracts, currency swaps, options on currencies, or options on currency futures contracts, and it may engage in other types of derivative transactions, such as the purchase and sale of exchange-listed and over-the-counter (“OTC”) put and call options on securities, equity and fixed-income indices and other financial instruments. The Fund may engage in the purchase and sale of financial and other futures contracts and options on futures contracts. The Fund may also execute short sales of securities. In a short sale transaction, the Fund sells a security it does not own in anticipation that the market price of that security will decline. The Fund expects to make short sales (i) as a form of hedging to offset potential declines in long positions in similar securities, (ii) in order to maintain portfolio flexibility, and (iii) for profit.

The Fund expects to invest substantially, and may invest up to 100% of its assets, in foreign securities, which may include sovereign debt and participations in foreign government debt, some of which may be issued by countries with emerging markets.

Principal Risks of Investing in the Fund

The Fund is subject to several risks, any of which could cause an investor to lose money. An investment in the Fund is not a bank deposit or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are as follows:

A portion of the Fund’s assets may be allocated to stocks in which case the Fund would be subject to the following associated risks:

•

Stock Market Risk, which is the risk that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. When the stock market is subject to significant volatility, the risks associated with investing in the Fund may increase. Markets may, in response to governmental actions or intervention, economic or market developments, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities, particularly fixed income securities, may be difficult to value during such periods.

•	Value Risk, which is the risk that the securities in which the Fund invests may never reach what the Investment Manager believes are their full market values.

A potentially significant portion of the Fund’s assets may be allocated to foreign securities in which case the Fund would be subject to the following associated risks:

•

Foreign Securities Risk, which is the risk associated with investments in foreign countries. The following factors make foreign securities more volatile: political, economic and social instability; foreign securities may be harder to sell, brokerage commissions and other fees may be higher for foreign securities; and foreign companies may not be subject to the same disclosure and reporting standards as U.S. companies.

•

Emerging Markets Risk, which is the risk that investments in emerging markets may be more pronounced than the risks involved in investing in more developed foreign markets. Risks associated with investing in emerging markets include limited information about companies in these countries, greater political and economic uncertainties compared to developed foreign markets, underdeveloped securities markets and legal systems, potentially high inflation rates, and the influence of foreign governments over the private sector.

•	Currency Risk, which is the risk that the value of foreign securities may be affected by changes in currency exchange rates.

A portion of the Fund’s assets may be allocated to debt securities, in which case the Fund would be subject to the following associated risks:

•	Interest Rate Risk, which is the risk that the value of debt securities overall will decline because of rising interest rates.

•	Income Risk, which is the risk that the Fund’s income will decline because of falling interest rates.

•

Credit Risk, which is the risk that a debt issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that debt to decline.

A portion of the Fund’s assets may be allocated to derivative instruments, in which case the Fund would be subject to the following associated risks:

•	Counterparty Risk, which is the risk that the other party to an agreement will default.

•

Derivatives Risk, which is the risk that the greater complexity involved with the use of derivatives may expose the Fund to greater risks and result in poorer overall performance. Investments in derivatives may be illiquid and difficult to price. The Fund may attempt to hedge (protect) against currency risks, largely using forward contracts. Forward contracts are considered derivative investments, because their value and performance depend, at least in part, on the value and performance of an underlying asset. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, delivery failure, default by the other party, or inability to close out a position because the trading market became illiquid. The Fund may also purchase and write call and put options, which involve, among other risks, the risk of capital loss and market risk associated with changes in the prices of the securities underlying the options.

A portion of the Fund’s assets may be allocated to selling securities short in which case the Fund would be subject to the following associated risk:

•

Short Sale Risk, which is the risk that the Fund will incur a theoretically unlimited loss if the price of a security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security.

A portion of the Fund’s assets may be allocated to investments in smaller and mid-size companies in which case the Fund would be subject to the following associated risk:

•

Smaller and Mid-Size Companies Risk, which is the risk that the securities of such issuers may be comparatively more volatile in price than those of companies with larger capitalizations, and may lack the depth of management, diversity in products and established markets for their products and/or services that may be associated with larger issuers.

A portion of the Fund’s assets may be allocated to investments where the Investment Manager takes an activist role, in which case the Fund would be subject to the following associated risk:

•

Investor Activism Risk, which is the risk that if the Investment Manager actively seeks to influence the management of a portfolio company in which it is invested, the Fund’s investment results, trading flexibility, exposure to legal claims, and costs, including legal expenses, may be impacted.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Further discussion about other risks of investing in the Fund may be found in the section in this Prospectus entitled “Principal Investment Strategies, Related Risks, and Disclosure of Portfolio Holdings,” and in the Fund’s Statement of Additional Information (the “SAI”). BECAUSE THE SECURITIES THE FUND HOLDS FLUCTUATE IN PRICE, THE VALUE OF YOUR INVESTMENT IN THE FUND WILL GO UP AND DOWN. YOU COULD LOSE MONEY.

Performance

The bar chart demonstrates the variability of the Fund’s return by showing changes in the performance from year to year for Investor Class shares (the class with the longest record of annual returns). The table shows how the Fund’s average annual returns for 1-year, 5-year, and 10-year and since inception periods compare with those of a broad measure of market performance. The S&P 500® Index is a broad based unmanaged index representing the performance of 500 widely held common stocks. One cannot invest directly in an index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.wintergreenfund.com or by calling (888) GOTOGREEN (888-468-6473).

INVESTOR CLASS Calendar Years Ended December 31

During the periods shown in the chart, the highest quarterly return was 22.59% (for the quarter ended June 30, 2009) and the lowest quarterly return was -21.16% (for the quarter ended December 31, 2008).

Average Annual Total ReturnsFor the periods ended December 31, 2016
Average Annual Returns - WINTERGREEN FUND, INC.	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class	Investor Class - Return Before Taxes	6.67%	4.16%	3.88%		Dec. 30, 2011
Institutional Class	Institutional Class - Return Before Taxes	7.01%	4.41%		4.41%	Dec. 30, 2011
After Taxes on Distributions | Investor Class	Investor Class - Return After Taxes on Distributions	4.62%	3.58%	3.55%
After Taxes on Distributions and Sale of Fund Shares | Investor Class	Investor Class - Return After Taxes on Distributions and Sale of Fund Shares	5.45%	3.26%	3.10%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	11.96%	14.66%	6.95%	14.65%	Dec. 30, 2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). After tax returns are presented for the Investor Class shares only. After tax returns for the Institutional Class shares will vary.